Investments in Associates - Summary (Details) - USD ($) $ / shares in Units, $ in Millions						12 Months Ended
	Feb. 16, 2026	May 13, 2025	Apr. 21, 2025	Dec. 20, 2024	Dec. 19, 2024	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Investments in Associates
Fair value						$ 14,233.1	$ 10,743.8
Associates and joint ventures						8,362.3	7,153.3
Fairfax India investments in associates						1,615.3	1,352.3
Total						9,977.6	8,505.6	$ 8,037.3
Share of profit (loss) of associates						$ 816.1	$ 956.3
Consortium | Kennedy Wilson | Business combination
Investments in Associates
Cash consideration for acquisition of shares, per share	$ 10.9
Maximum amount of funding commitment	$ 1,650.0
Go Digit Infoworks Services Private Limited
Investments in Associates
Ownership percentage						49.00%	49.00%
Insurance and reinsurance
Investments in Associates
Fair value						$ 1,078.7	$ 745.9
Associates and joint ventures						839.4	532.8
Total						839.4	532.8
Share of profit (loss) of associates						$ 66.9	$ 57.7
Insurance and reinsurance | Go Digit Infoworks Services Private Limited
Investments in Associates
Ownership percentage						49.00%	49.00%
Fair value						$ 512.1	$ 434.9
Associates and joint ventures						362.1	325.3
Total						362.1	325.3
Share of profit (loss) of associates						$ 55.1	59.7
Insurance and reinsurance | Albingia SA
Investments in Associates
Ownership percentage		33.00%				33.00%
Fair value						$ 246.3
Associates and joint ventures						254.0
Total						254.0
Share of profit (loss) of associates						7.5
Insurance and reinsurance | Other
Investments in Associates
Fair value						320.3	311.0
Associates and joint ventures						223.3	207.5
Total						223.3	207.5
Share of profit (loss) of associates						4.3	(2.0)
Non-insurance
Investments in Associates
Fair value						13,154.4	9,997.9
Associates and joint ventures						7,522.9	6,620.5
Fairfax India investments in associates						1,615.3	1,352.3
Total						9,138.2	7,972.8
Share of profit (loss) of associates						749.2	898.6
Non-insurance | Quess Corp Limited
Investments in Associates
Ownership percentage			34.80%
Non-insurance | Peak Achievement Athletics, Inc.
Investments in Associates
Ownership percentage				100.00%	42.60%
Non-insurance | India
Investments in Associates
Fair value						3,459.3	3,050.1
Associates and joint ventures						410.3	453.0
Fairfax India investments in associates						1,615.3	1,352.3
Total						2,025.6	1,805.3
Share of profit (loss) of associates						$ 58.3	$ 52.4
Non-insurance | India | Bangalore International Airport Limited
Investments in Associates
Ownership percentage						74.00%	64.00%
Fair value						$ 2,187.4	$ 1,632.0
Fairfax India investments in associates						1,038.6	787.5
Total						1,038.6	787.5
Share of profit (loss) of associates						$ 43.8	$ 27.4
Non-insurance | India | CSB Bank Limited
Investments in Associates
Ownership percentage						40.00%	40.00%
Fair value						$ 353.6	$ 254.8
Fairfax India investments in associates						209.2	197.2
Total						209.2	197.2
Share of profit (loss) of associates						$ 25.8	$ 24.9
Non-insurance | India | Quess Corp Limited
Investments in Associates
Ownership percentage						34.70%	34.60%
Fair value						$ 118.3	$ 397.3
Associates and joint ventures						190.9	426.4
Total						190.9	426.4
Share of profit (loss) of associates						$ (23.4)	$ 10.4
Non-insurance | India | IIFL Capital Services Limited
Investments in Associates
Ownership percentage						30.60%	30.70%
Fair value						$ 383.5	$ 362.7
Associates and joint ventures						17.3	15.8
Fairfax India investments in associates						131.2	120.4
Total						148.5	136.2
Share of profit (loss) of associates						$ 22.4	$ 26.1
Non-insurance | India | Seven Islands Shipping Limited
Investments in Associates
Ownership percentage						48.50%	48.50%
Fair value						$ 162.4	$ 146.0
Fairfax India investments in associates						126.6	134.3
Total						126.6	134.3
Share of profit (loss) of associates						$ 33.3	$ 34.4
Non-insurance | India | Sanmar Chemical Enterprises Limited
Investments in Associates
Ownership percentage						39.30%	42.90%
Fair value						$ 101.6	$ 201.4
Fairfax India investments in associates						78.5	81.6
Total						78.5	81.6
Share of profit (loss) of associates						(45.2)	(72.7)
Non-insurance | India | Other
Investments in Associates
Fair value						152.5	55.9
Associates and joint ventures						202.1	10.8
Fairfax India investments in associates						31.2	31.3
Total						233.3	42.1
Share of profit (loss) of associates						1.6	1.9
Non-insurance | Real estate
Investments in Associates
Fair value						348.6	272.2
Associates and joint ventures						348.6	273.5
Total						348.6	273.5
Share of profit (loss) of associates						9.5	(9.7)
Non-insurance | Real estate | KWF Real Estate Ventures Limited Partnerships
Investments in Associates
Fair value						125.6	106.4
Associates and joint ventures						125.6	106.4
Total						125.6	106.4
Share of profit (loss) of associates						(4.4)	7.8
Non-insurance | Real estate | Other
Investments in Associates
Fair value						223.0	165.8
Associates and joint ventures						223.0	167.1
Total						223.0	167.1
Share of profit (loss) of associates						13.9	(17.5)
Non-insurance | Other
Investments in Associates
Fair value						9,346.5	6,675.6
Associates and joint ventures						6,764.0	5,894.0
Total						6,764.0	5,894.0
Share of profit (loss) of associates						$ 681.4	$ 855.9
Non-insurance | Other | Eurobank Ergasias Services & Holdings S.A
Investments in Associates
Ownership percentage						32.20%	34.40%
Fair value						$ 4,703.0	$ 2,923.5
Associates and joint ventures						2,728.2	2,374.8
Total						2,728.2	2,374.8
Share of profit (loss) of associates						$ 474.1	$ 515.0
Non-insurance | Other | Poseidon Corp.
Investments in Associates
Ownership percentage						45.30%	43.30%
Fair value						$ 2,640.4	$ 2,046.3
Associates and joint ventures						2,046.4	1,858.5
Total						2,046.4	1,858.5
Share of profit (loss) of associates						$ 286.9	$ 212.6
Non-insurance | Other | EXCO Resources Inc.
Investments in Associates
Ownership percentage						49.30%	49.30%
Fair value						$ 591.6	$ 459.6
Associates and joint ventures						512.6	458.1
Total						512.6	458.1
Share of profit (loss) of associates						$ 52.5	$ 39.6
Non-insurance | Other | Waterous Energy Fund
Investments in Associates
Ownership percentage						75.60%	77.40%
Fair value						$ 390.2	$ 218.0
Associates and joint ventures						390.2	218.0
Total						390.2	218.0
Share of profit (loss) of associates						$ (64.7)	$ (40.0)
Non-insurance | Other | Helios Fairfax Partners Corporation
Investments in Associates
Ownership percentage						36.20%	36.30%
Fair value						$ 54.1	$ 73.3
Associates and joint ventures						155.8	162.7
Total						155.8	162.7
Share of profit (loss) of associates						(7.1)	(34.8)
Non-insurance | Other | Peak Achievement Athletics, Inc.
Investments in Associates
Share of profit (loss) of associates							57.0
Non-insurance | Other | Stelco Holdings Inc.
Investments in Associates
Share of profit (loss) of associates							18.3
Non-insurance | Other | Partnerships, trusts and other
Investments in Associates
Fair value						967.2	954.9
Associates and joint ventures						930.8	821.9
Total						930.8	821.9
Share of profit (loss) of associates						$ (60.3)	$ 88.2